UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   September 30, 2007
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Headstream Asset Management LP
           -------------------------------------
Address:   5949 Sherry Lane
           -------------------------------------
           Suite 1735
           -------------------------------------
           Dallas, TX 75225
           -------------------------------------

Form 13F File Number:  028-12432
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William C. Ward
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     214-378-6303
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ William C. Ward           Dallas, TX           11/14/2007
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           72
Total:
                                      --------------

Form 13F Information Table value     $   110,047
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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COLUMN 1                      COLUMN 2        COLUMN 3      COLUMN 4                COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF        CUSIP          VALUE       SHS OR     SH/  PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS                        (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

*** Euroseas LTD              COM NEW         Y23592200        2,325     160,000    SH                     SOLE              160,000
***BANCO LATINOAMERICANO DE   CL E            P16994132          636      35,000    SH                     SOLE               35,000
***JINPAN INTERNATIONAL LTD   ORD             G5138L100        3,157     110,000    SH                     SOLE              110,000
***NOVA MEASURING INSTRUMENTS COM             M7516K103          407     150,000    SH                     SOLE              150,000
***SILICOM LTD                ORD             M84116108        1,266      55,000    SH                     SOLE               55,000
***SILICON MOTION TECHNOLOGY  SPONSORED ADR   82706C108        2,364     105,000    SH                     SOLE              105,000
ADDVANTAGE TECHNOLOGIES GROUP COM NEW         006743306        2,071     255,000    SH                     SOLE              255,000
AEROCENTURY CORP              COM             007737109        1,763     127,500    SH                     SOLE              127,500
ALLIS CHALMERS CORPORATION    COM PAR $.01NW  019645506        2,368     125,000    SH                     SOLE              125,000
ALMOST FAMILY INC             COM             020409108        1,086      60,000    SH                     SOLE               60,000
AMCOL INTERNATIONAL CORP      COM             02341W103        2,647      80,000    SH                     SOLE               80,000
AMTECH SYS INC                COM PAR $.01N   032332504        1,346     105,000    SH                     SOLE              105,000
ANDERSONS INC                 COM             034164103        2,401      50,000    SH                     SOLE               50,000
APPLIANCE RECYCLING CENTERS OFCOM NEW         03814F205          554      65,000    SH                     SOLE               65,000
ARTS-WAY MANUFACTURING CO INC COM             043168103        1,483      72,500    SH                     SOLE               72,500
ATRION CORP                   COM             049904105        4,625      37,000    SH                     SOLE               37,000
AVICI SYSTEMS INC             COM NEW         05367L802        2,132     200,000    SH                     SOLE              200,000
BOSTON BEER CO INC - CL A     CL A            100557107          657      13,500    SH                     SOLE               13,500
CAMDEN NATL CORP              COM             133034108        1,627      46,500    SH                     SOLE               46,500
CARACO PHARMACEUTICAL         COM             14075T107        2,516     165,000    SH                     SOLE              165,000
CERADYNE INC CALIF            COM             156710105        2,272      30,000    SH                     SOLE               30,000
CIBER INC                     COM             17163B102        1,054     135,000    SH                     SOLE              135,000
DIGITAL RECORDER INC          COM             23330F109          510     155,000    SH                     SOLE              155,000
DYNACQ INTL INC               COM             26779V105          608     100,068    SH                     SOLE              100,068
EARTHGRAINS CO                COM             20061Q106          404     200,000    SH                     SOLE              200,000
EBIX.COM INC                  COM NEW         278715206        3,848      77,500    SH                     SOLE               77,500
EXPONENT INDUSTRIES INC       COM             30214U102          878      35,000    SH                     SOLE               35,000
FOSTER L B CO CL A            COM             350060109        1,738      40,000    SH                     SOLE               40,000
HARDINGE INC                  COM             412324303        2,264      65,000    SH                     SOLE               65,000
HCP INC                       COM             40414L109          829      25,000    SH                     SOLE               25,000
HURCO COMPANIES INC           COM             447324104        2,757      51,000    SH                     SOLE               51,000
ICF INTL INC                  COM             44925C103        2,344      85,000    SH                     SOLE               85,000
ICO INC                       COM             449293109        2,046     145,300    SH                     SOLE              145,300
INDUSTRIAL SVCS AMER INC FLA  COM             456314103        1,083     100,000    SH                     SOLE              100,000
INGLES MKTS INC CL A          CL A            457030104        1,433      50,000    SH                     SOLE               50,000
ISTAR FINANCIAL INC           COM             45031U101        1,700      50,000    SH                     SOLE               50,000
JACLYN INC                    COM             469772107          509      77,648    SH                     SOLE               77,648
K TRON INTL INC               COM             482730108        2,945      31,000    SH                     SOLE               31,000
KEWAUNEE SCIENTIFIC EQUIP     COM             492854104        1,496      85,000    SH                     SOLE               85,000
KMG-B INC                     COM             482564101        1,048      40,000    SH                     SOLE               40,000
KOPPERS HLDGS INC             COM             50060P106        3,089      80,000    SH                     SOLE               80,000
LTC PROPERTIES INC            COM             502175102        1,894      80,000    SH                     SOLE               80,000
MEAD CORP                     COM             591176102        1,367     150,000    SH                     SOLE              150,000
MEDICAL PROPERTIES TRUST INC  COM             58463J304        1,998     150,000    SH                     SOLE              150,000
MESA LABORATORIES INC         COM             59064R109          726      35,000    SH                     SOLE               35,000
NETSOL TECHNOLOGIES INC NEW   COM NEW         64115A204          179      60,000    SH                     SOLE               60,000
NOBEL LEARNING COMMUNITIES INCCOM             654889104        1,301      87,000    SH                     SOLE               87,000
NORTHRIM BANK-ANCHORAGE ALASKACOM             666762109          851      34,125    SH                     SOLE               34,125
OMNI ENERGY SERVICES          COM NEW         68210T208        1,800     225,000    SH                     SOLE              225,000
PERINI CORP                   COM             713839108        1,119      20,000    SH                     SOLE               20,000
PLUM CREEK TIMBER CO LP       COM             729251108        1,343      30,000    SH                     SOLE               30,000
Q E P INC                     COM             74727K102        1,665     129,900    SH                     SOLE              129,900
RIVERVIEW SVGS BK FSB CAMAS WACOM             769397100          334      22,500    SH                     SOLE               22,500
SENSIENT TECHNOLOGIES CORP    COM             81725T100        2,598      90,000    SH                     SOLE               90,000
SERVOTRONICS INC DEL          COM             817732100          495      30,000    SH                     SOLE               30,000
SIFCO INDUSTRIES INC          COM             826546103        2,048     130,000    SH                     SOLE              130,000
SIGMATRON INTL INC            COM             82661L101          540      45,000    SH                     SOLE               45,000
SIMCLAR INC                   COM             828599100        1,608     145,000    SH                     SOLE              145,000
SL INDUSTRIES INC             COM             784413106        2,119      92,500    SH                     SOLE               92,500
SMARTPROS LTD                 COM             83171G103        1,160     195,000    SH                     SOLE              195,000
SOUTHERN MO BANCORP INC       COM             843380106          486      32,500    SH                     SOLE               32,500
SUN HYDRAULICS CORP           COM             866942105          478      15,000    SH                     SOLE               15,000
TEAM INC                      COM             878155100        1,479      54,000    SH                     SOLE               54,000
TODD SHIPYARDS CORP           COM             889039103        1,585      67,500    SH                     SOLE               67,500
ULTRA CLEAN HOLDINGS INC      COM             90385V107        1,979     135,000    SH                     SOLE              135,000
UNIVERSAL INSURANCE HOLDINGS  COM             91359V107        1,107     155,000    SH                     SOLE              155,000
VALPEY FISHER CORP            COM             920344108          291      50,000    SH                     SOLE               50,000
VICON INDS INC                COM             925811101        1,694     145,000    SH                     SOLE              145,000
VOXWARE INC                   COM NEW         92906L501          295      78,000    SH                     SOLE               78,000
VSE CORP                      COM             918284100        1,773      37,500    SH                     SOLE               37,500
WILLIS LEASE FINANCE CORP     COM             970646105        1,039      70,000    SH                     SOLE               70,000
WVS FINL CORP                 COM             929358109          413      25,000    SH                     SOLE               25,000



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